Long-term Employee Benefits - Schedule of Allocation of Plan Assets (Detail) - Successor [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 01, 2013	Dec. 31, 2012
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 65.8	$ 59.6		$ 12.2
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.4	0.3		1.7
Private Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	63.0	59.3		10.5
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 294.5	$ 281.3	$ 250.7	$ 0.0
Pension Plan [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations minimum	35.00%
Target plan asset allocations maximum	40.00%
Pension Plan [Member] | Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	35.00%	35.00%
Pension Plan [Member] | Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	40.00%	40.00%
Pension Plan [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations minimum	35.00%
Target plan asset allocations maximum	40.00%
Pension Plan [Member] | Debt Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	35.00%	35.00%
Pension Plan [Member] | Debt Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	40.00%	40.00%
Pension Plan [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations minimum	0.00%
Target plan asset allocations maximum	1.00%
Fair value of plan assets	$ 0.4	$ 0.3
Pension Plan [Member] | Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Pension Plan [Member] | Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Pension Plan [Member] | Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.4	$ 0.3
Pension Plan [Member] | Real Estate [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	0.00%	0.00%
Pension Plan [Member] | Real Estate [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	1.00%	1.00%
Pension Plan [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations minimum	20.00%
Target plan asset allocations maximum	25.00%
Pension Plan [Member] | Other Assets [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	20.00%	20.00%
Pension Plan [Member] | Other Assets [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	25.00%	25.00%
Pension Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 4.4	$ 6.7
Pension Plan [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.4	6.7
Pension Plan [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Pension Plan [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Pension Plan [Member] | US Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.1	13.6
Pension Plan [Member] | US Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.1	13.2
Pension Plan [Member] | US Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.4
Pension Plan [Member] | US Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Pension Plan [Member] | Non US Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79.2	71.3
Pension Plan [Member] | Non US Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78.7	70.8
Pension Plan [Member] | Non US Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.4	0.5
Pension Plan [Member] | Non US Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	0.0
Pension Plan [Member] | Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36.9	34.4
Pension Plan [Member] | Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36.3	34.4
Pension Plan [Member] | Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.6	0.0
Pension Plan [Member] | Government Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Pension Plan [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	55.3	52.2
Pension Plan [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53.0	49.3
Pension Plan [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	2.9
Pension Plan [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.3	0.0
Pension Plan [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.2	0.4
Pension Plan [Member] | Hedge Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	0.2
Pension Plan [Member] | Hedge Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	0.2
Pension Plan [Member] | Hedge Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Pension Plan [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	63.2	59.5
Pension Plan [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	0.0
Pension Plan [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	0.2
Pension Plan [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	63.0	59.3
Pension Plan [Member] | Defined Benefit Plan Assets Excluding Pension Trust Receivables [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	255.7	238.4
Pension Plan [Member] | Defined Benefit Plan Assets Excluding Pension Trust Receivables [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	188.7	174.6
Pension Plan [Member] | Defined Benefit Plan Assets Excluding Pension Trust Receivables [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.2	4.2
Pension Plan [Member] | Defined Benefit Plan Assets Excluding Pension Trust Receivables [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	65.8	59.6
Pension Plan [Member] | Pension Trust Receivables [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 38.8	$ 42.9